Intangible Assets - Schedule of Intangible Assets (Detail) - LGM Enterprises LLC [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ (1,624)	$ (898)	$ (120)
Finite-Lived Intangible Assets, Net	1,645	1,782
Intangible Assets, Gross (Excluding Goodwill), Total	3,919	3,330	2,810
Intangible assets, net	2,295	2,432	2,690
FAA certificate [Member]
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		0	0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	650	650	650
Software - in service [Member]
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,269	2,680	2,160
Finite-Lived Intangible Assets, Accumulated Amortization	(1,624)	(898)	(120)
Finite-Lived Intangible Assets, Net	$ 1,645	$ 1,782	$ 2,040
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	3 years	3 years	3 years